Related Party Transactions - Summary of Compensation to Key Management Personnel (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 1,962,298	$ 63,856	$ 1,744,903	$ 1,264,980
Post-employment benefits	4,344	141	3,505	2,007
Share-based payments	445,287	14,490	163,697	153,774
Total	$ 2,411,929	$ 78,487	$ 1,912,105	$ 1,420,761